DERIVATIVE LIABILITY ON WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 10. DERIVATIVE LIABILITY ON WARRANTS

From September 2017 to November 2017, in connection with the sale of a total of 480,000 shares of common stock (see Note 11), the Company issued a total of 480,000 Common Stock Purchase Warrants (the “Warrants”) to the respective investors. The Warrants were exercisable into ICNB common stock at a price of $2.50 per share, were to expire five years from date of issuance, and contained “down round” price protection.

Effective May 21, 2018, in connection with the sale of a total of 120,000 shares of Series E Preferred Stock (see Note 11), the Company issued a total of 480,000 Warrants to four investors. These warrants were exercisable into ICNB common stock at a price of $2.50 per share, were to expire five years from date of issuance, and contained “down round” price protection.

The down round provision of the above Warrants required a reduction in the exercise price if there were future issuances of common stock equivalents at a lower price than the $2.50 exercise price of the Warrants. Accordingly, we recorded the $2,261,039 fair value of the Warrants at December 31, 2018 as a derivative liability. The $1,565,039 increase in the fair value of the derivative liability from $696,000 at December 31, 2017 to $2,261,039 at December 31, 2018 was charged to expense from derivative liability.

Assumptions used to calculate the fair value of the Warrants at December 31, 2018 include (1) stock price of $0.95 per share, (2) exercise prices from $0.625 to $2.50 per share, (3) terms ranging from 2.25 years to 4.5 years, (4) expected volatility of 148%, and (5) risk free interest rates range from 2.46% to 2.51%.

Effective January 1, 2019 (see Note 2), the Company adopted ASU 2017-11 and reduced the $2,261,039 derivative liability on warrants at December 31, 2018 to $0 and recognized a $2,261,039 cumulative effect adjustment reduction of accumulated deficit.

From September 2017 to November 2017, in connection with the sale of a total of 480,000 shares of common stock (see Note 10), the Company issued a total of 480,000 Common Stock Purchase Warrants (the “Warrants”) to the respective investors. The Warrants are exercisable into ICNB common stock at a price of $2.50 per share, expire five years from date of issuance, and contain “down round” price protection.

Effective May 21, 2018, in connection with the sale of a total of 120,000 shares of Series E Preferred Stock (see Note 10), the Company issued a total of 480,000 Warrants to four investors. These warrants are exercisable into ICNB common stock at a price of $2.50 per share, expire five years from date of issuance, and contain “down round” price protection.

The down round provision of the above Warrants requires a reduction in the exercise price if there are future issuances of common stock equivalents at a lower price than the $2.50 exercise price of the Warrants. Accordingly, we have recorded the $1,182,750 fair value of the Warrants at December 31, 2018 as a derivative liability. The $486,750 increase in the fair value of the derivative liability from $696,000 at December 31, 2017 to $1,182,750 at December 31, 2018 was charged to income from derivative liability.

The fair value of the Warrants is measured quarterly using the Black Scholes option pricing model. Assumptions used to calculate the fair value of the Warrants at December 31, 2018 include (1) stock price of $1.125 per share, (2) exercise prices from $0.635 to $2.50 per share, (3) terms ranging from 2.25 years to 4.5 years, (4) expected volatility of 148%, and (5) risk free interest rates range from 2.46% to 2.51%.

Assumptions used to calculate the fair value of the Warrants at December 31, 2017 include (1) stock price of $1.625 per share, (2) exercise price of $2.50 per share, (3) term of 5 years, (4) expected volatility of 159%, and (5) risk free interest rate of 2.20%.